CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 105,124,886	$ 10,051,151
Prepaid expenses and other current assets	5,537,759	749,922
Total current assets	110,662,645	10,801,073
Inventory, long-term		14,629,896
Property and equipment, net	11,867,840	2,825,759
Right-of-use assets, net	1,238,052	1,356,523
Loans receivable from related party		406,536
Convertible note receivable, net	654,449
Derivative Asset-conversion option	350,000
Other assets	521,436	363,029
Total assets	125,294,422	30,382,816
Current Liabilities
Accounts payable	1,980,597	2,057,518
Accrued expenses	4,704,137	1,294,077
Asset retirement obligation, current portion		123,414
Long-term finance leases, current portion	47,719	30,133
Long-term operating leases, current portion	611,714	394,262
Total current liabilities	7,344,167	3,899,404
Long-Term Liabilities
Deferred pension obligation	733,778	833,487
Asset retirement obligation	977,635
Deferred revenue	1,500,000	1,500,000
Long-term finance leases	33,677	63,152
Long-term operating leases	661,643	875,997
Notes payable, net of current portion		795,667
Total long-term liabilities	3,906,733	4,068,303
Total liabilities	11,250,900	7,967,707
Commitments
Convertible preferred stock, $0.0001 par value; 12,658,321 shares authorized, 12,658,312 shares issued and outstanding at December 31, 2021; 13,191,776 shares authorized, 9,419,740 shares issued and outstanding at December 31, 2020; liquidation preference of $171,347,526 and $49,028,024 as of December 31, 2021 and 2020, respectively	182,709,406	62,041,682
Stockholders' Deficit
Common stock, $0.0001 par value; 17,800,000 shares authorized, 3,038,093 shares issued and 3,016,442 outstanding at December 31, 2021 ; 17,800,000 shares authorized, 2,148,210 shares issued and outstanding at December 31, 2020	304	215
Treasury stock, at cost, 21,651 shares at December 31, 2021	(2)
Additional paid-in capital	713,332	98,499
Accumulated deficit	(68,966,472)	(37,627,611)
Accumulated other comprehensive loss	(413,046)	(2,097,676)
Total stockholders' deficit	(68,665,884)	(39,626,573)
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 125,294,422	$ 30,382,816